United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 02/28/17

Item 1.	Schedule of Investments

Federated Bond Fund
Portfolio of Investments
February 28, 2017 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—71.3%
		Basic Industry - Chemicals—0.9%
$1,320,000		Albemarle Corp., 4.15%, 12/01/2024	$1,376,001
1,340,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/01/2044	1,493,390
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	2,383,785
2,365,000		RPM International, Inc., 6.500%, 02/15/2018	2,474,655
1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/01/2045	1,527,528
438,000		Rohm & Haas Co., 6.000%, 09/15/2017	448,471
1,200,000		Valspar Corp., Sr. Unsecd. Note, 4.400%, 2/01/2045	1,140,221
		TOTAL	10,844,051
		Basic Industry - Metals & Mining—2.8%
2,500,000		Alcoa, Inc., 5.870%, 02/23/2022	2,724,720
1,570,000		Alcoa, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	1,687,515
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	1,001,250
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	853,005
2,400,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	2,429,628
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	3,039,757
825,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	926,474
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.750%, 01/30/2021	3,258,875
1,820,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	1,870,334
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	5,575,117
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/08/2022	1,331,475
1,080,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 04/16/2040	1,220,812
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	3,185,109
3,270,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	3,580,585
		TOTAL	32,684,656
		Basic Industry - Paper—0.8%
3,200,000		International Paper Co., Sr. Unsecd. Note, 4.40%, 08/15/2047	3,122,890
2,270,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	2,273,550
2,850,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 06/01/2013	0
1,250,000		Westvaco Corp., 7.650%, 03/15/2027	1,318,393
2,250,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 03/15/2032	2,974,090
		TOTAL	9,688,923
		Capital Goods - Aerospace & Defense—1.5%
2,940,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	3,040,592
2,005,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 06/15/2025	2,088,809
2,950,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	3,197,062
650,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 06/15/2022	694,688
930,000		Hexcel Corp., Sr. Unsecd. Note, 3.950%, 02/15/2027	939,627
1,820,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/01/2025	1,791,158
1,460,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 01/15/2026	1,495,516
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 2.774%, 2/15/2067	2,426,538
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 03/01/2025	775,253
690,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	720,842
		TOTAL	17,170,085
		Capital Goods - Building Materials—0.6%
1,950,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	2,037,555

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$3,570,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 03/15/2022	$4,018,778
1,000,000		Masco Corp., Unsecd. Note, 4.45%, 4/01/2025	1,048,710
		TOTAL	7,105,043
		Capital Goods - Construction Machinery—0.2%
2,730,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	2,961,111
		Capital Goods - Diversified Manufacturing—1.4%
859,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 01/09/2023	886,904
816,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	901,792
1,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 04/09/2019	1,114,243
1,025,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	1,012,533
3,970,000		Pentair Ltd., Company Guarantee, 5.000%, 05/15/2021	4,201,427
820,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	830,420
680,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	695,550
2,400,000		Valmont Industries, Inc., 5.25%, 10/01/2054	2,167,951
1,487,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	1,652,118
1,870,000	[1,2]	Wabtec Corp., Sr. Unsecd. Note, Series 144A, 3.450%, 11/15/2026	1,825,615
760,000		Xylem, Inc., Sr. Unsecd. Note, 3.25%, 11/01/2026	753,096
		TOTAL	16,041,649
		Capital Goods - Packaging—0.4%
1,800,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	1,826,582
1,035,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/01/2023	1,098,426
960,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	1,004,361
910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/01/2040	1,043,491
		TOTAL	4,972,860
		Communications - Cable & Satellite—1.7%
1,400,000		CCO Safari II LLC, 4.908%, 07/23/2025	1,479,479
1,235,000		CCO Safari II LLC, 6.484%, 10/23/2045	1,440,767
900,000		Comcast Corp., 7.050%, 03/15/2033	1,215,706
1,455,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	1,451,422
1,910,000	[1,2]	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 09/15/2026	1,851,459
1,470,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 01/15/2023	1,467,863
1,230,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	1,347,037
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/01/2041	1,533,199
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.400%, 04/30/2040	1,614,560
1,310,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	1,359,008
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	1,192,465
360,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	404,588
2,915,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.000%, 09/01/2021	3,026,545
200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 03/15/2023	250,243
		TOTAL	19,634,341
		Communications - Media & Entertainment—3.7%
2,000,000		21st Century Fox America, Inc., 6.750%, 01/09/2038	2,401,206
1,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 3.700%, 10/15/2025	1,021,420
1,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	1,105,888
3,995,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.750%, 09/16/2024	4,043,951
2,350,000		CBS Corp., 4.900%, 8/15/2044	2,425,931
1,900,000		Discovery Communications LLC, Company Guarantee, 5.050%, 06/01/2020	2,049,823
2,150,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 03/11/2026	2,262,095
4,380,000		Grupo Televisa S.A., 6.625%, 03/18/2025	5,122,596

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$785,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	$715,928
3,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	3,009,228
460,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.000%, 03/15/2022	479,390
2,930,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	3,043,438
1,730,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.250%, 05/08/2023	1,639,448
920,000		S&P Global, Inc., Sr. Note, 4.00%, 6/15/2025	956,250
1,500,000		S&P Global, Inc., Sr. Note, 4.40%, 2/15/2026	1,598,938
2,000,000		Viacom, Inc., 4.850%, 12/15/2034	1,954,002
4,820,000		Viacom, Inc., Sr. Unsecd. Note, 3.450%, 10/04/2026	4,623,108
2,950,000		WPP Finance 2010, 3.750%, 09/19/2024	2,997,598
2,440,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	2,492,511
		TOTAL	43,942,749
		Communications - Telecom Wireless—0.8%
2,900,000		American Tower Corp., 3.450%, 09/15/2021	2,957,890
950,000		American Tower Corp., Sr. Unsecd. Note, 4.500%, 01/15/2018	972,519
1,365,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	1,478,263
1,500,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 02/15/2026	1,562,568
490,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 09/01/2021	477,124
2,315,000		TELUS Corp., Sr. Unsecd. Note, 2.800%, 02/16/2027	2,192,606
		TOTAL	9,640,970
		Communications - Telecom Wirelines—2.9%
3,200,000		AT&T, Inc., Sr. Unsecd. Note, 2.450%, 06/30/2020	3,207,296
2,950,000		AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	2,856,754
2,550,000		AT&T, Inc., Sr. Unsecd. Note, 4.250%, 03/01/2027	2,599,256
1,250,000		AT&T, Inc., Sr. Unsecd. Note, 4.45%, 04/01/2024	1,312,269
1,140,000		AT&T, Inc., Sr. Unsecd. Note, 4.800%, 06/15/2044	1,079,868
1,000,000		AT&T, Inc., Sr. Unsecd. Note, 5.15%, 03/15/2042	999,451
3,080,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 03/01/2041	3,519,956
2,700,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 02/16/2021	2,963,814
3,100,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 04/27/2018	3,143,713
6,340,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	5,569,316
1,970,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.050%, 03/15/2034	2,031,866
4,880,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	5,377,453
		TOTAL	34,661,012
		Consumer Cyclical - Automotive—1.5%
3,000,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	2,912,085
2,850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 01/16/2018	2,867,724
880,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.250%, 09/20/2022	922,131
960,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 04/01/2025	968,347
1,775,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	1,793,673
1,250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 07/06/2021	1,264,348
2,250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.45%, 4/10/2022	2,282,866
1,580,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.600%, 03/19/2020	1,579,363
2,625,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.500%, 04/03/2018	2,667,593
		TOTAL	17,258,130
		Consumer Cyclical - Leisure—0.2%
2,800,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/05/2020	2,975,768
		Consumer Cyclical - Lodging—0.9%
1,000,000		Choice Hotels International, Inc., 5.75%, 7/01/2022	1,090,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Lodging—continued
$2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.700%, 08/28/2020	$3,165,350
3,930,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	3,950,750
2,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	2,038,054
		TOTAL	10,244,154
		Consumer Cyclical - Retailers—1.4%
2,500,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	2,640,995
1,070,000		Advance Auto Parts, Inc., Company Guarantee, 4.500%, 01/15/2022	1,131,535
1,280,000		AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/01/2025	1,317,146
620,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 04/21/2026	597,743
1,169,674	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,258,452
750,000		CVS Health Corp., Sr. Unsecd. Note, 2.800%, 07/20/2020	762,915
1,685,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	1,743,035
985,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,102,227
1,000,000		Dollar General Corp., Sr. Unsecd. Note, 3.250%, 04/15/2023	1,001,555
1,420,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/01/2025	1,474,477
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	1,240,498
890,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.850%, 06/15/2023	925,194
1,340,000		Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 06/15/2026	1,208,989
		TOTAL	16,404,761
		Consumer Cyclical - Services—0.8%
1,460,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	1,480,530
900,000		Expedia, Inc., 4.500%, 8/15/2024	940,601
1,090,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	1,199,940
1,800,000		Expedia, Inc., Sr. Unsecd. Note, 5.000%, 02/15/2026	1,900,634
1,000,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	1,166,664
2,220,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	2,254,706
		TOTAL	8,943,075
		Consumer Non-Cyclical - Food/Beverage—3.7%
3,000,000		Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	3,034,419
3,270,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	3,323,857
2,120,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	2,338,504
980,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.750%, 07/15/2026	923,764
2,150,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	2,071,273
1,590,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	1,545,795
1,624,000	[1,2]	Grupo Bimbo SAB de CV, 4.875%, Series 144A, 6/27/2044	1,539,162
1,600,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.500%, 01/25/2022	1,693,703
6,900,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	6,778,760
500,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.800%, 07/02/2020	505,655
710,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 06/01/2026	671,726
2,735,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 07/15/2025	2,792,235
1,470,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	1,395,478
1,465,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 07/15/2045	1,553,507
1,600,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.000%, 11/15/2020	1,633,470
910,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	961,884
610,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 07/15/2046	582,933
2,220,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.000%, 10/28/2021	2,135,801
470,000		PepsiCo, Inc., 2.15%, 10/14/2020	472,831
2,250,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.100%, 07/17/2022	2,313,758
1,080,000		PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 04/14/2046	1,173,648

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$550,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 02/01/2027	$562,650
1,175,000		Tyson Foods, Inc., 3.95%, 8/15/2024	1,204,372
1,000,000		Tyson Foods, Inc., 5.15%, 8/15/2044	1,064,965
1,680,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	1,799,698
		TOTAL	44,073,848
		Consumer Non-Cyclical - Health Care—1.0%
3,280,000		Agilent Technologies, Inc, Sr. Unsecd. Note, 3.050%, 09/22/2026	3,192,539
280,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/08/2024	283,084
1,050,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/08/2019	1,056,218
1,455,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,507,069
765,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	818,705
1,405,000		C.R. Bard, Inc., Sr. Unsecd. Note, 3.000%, 05/15/2026	1,363,323
575,000		Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	587,281
1,500,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 09/19/2026	1,442,097
1,350,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.550%, 04/01/2025	1,339,567
		TOTAL	11,589,883
		Consumer Non-Cyclical - Pharmaceuticals—2.7%
2,240,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	2,243,421
2,240,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	2,336,855
4,100,000		AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 05/14/2020	4,123,780
805,000		Actavis Funding SCS, Sr. Unsecd. Note, 3.00%, 3/12/2020	820,183
750,000		Actavis Funding SCS, Sr. Unsecd. Note, 3.80%, 3/15/2025	759,031
2,760,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,950,975
2,390,000		Biogen Idec, Inc., Sr. Unsecd. Note, 4.05%, 9/15/2025	2,474,630
2,100,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	2,150,753
2,135,000		Celgene Corp., Sr. Unsecd. Note, 5.000%, 08/15/2045	2,275,741
3,240,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.950%, 03/01/2027	3,105,268
2,360,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 2.400%, 09/23/2021	2,314,122
2,140,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 3.200%, 09/23/2026	2,044,160
2,250,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.150%, 10/01/2026	2,086,702
2,350,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 4.100%, 10/01/2046	2,039,532
		TOTAL	31,725,153
		Consumer Non-Cyclical - Products—0.2%
2,220,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	2,337,862
		Consumer Non-Cyclical - Supermarkets—0.1%
960,000		Kroger Co., Bond, 6.900%, 04/15/2038	1,269,955
		Consumer Non-Cyclical - Tobacco—0.4%
250,000		Altria Group, Inc., 9.250%, 08/06/2019	293,956
3,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	3,581,364
950,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	1,148,161
		TOTAL	5,023,481
		Energy - Independent—1.4%
3,900,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	3,877,606
5,890,000		Canadian Natural Resources Ltd., 5.850%, 02/01/2035	6,588,424
1,500,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 02/15/2041	1,544,577
3,400,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/01/2025	3,388,229
440,000		XTO Energy, Inc., 6.375%, 06/15/2038	589,901
775,000		XTO Energy, Inc., 6.750%, 08/01/2037	1,074,932
		TOTAL	17,063,669

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—2.2%
$1,740,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	$1,793,211
1,785,000		BP Capital Markets PLC, 3.119%, 5/04/2026	1,747,215
1,480,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 03/11/2021	1,614,736
1,750,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.950%, 04/28/2041	2,175,006
2,100,000		Chevron Corp., Sr. Unsecd. Note, 2.100%, 05/16/2021	2,085,256
2,370,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	2,480,674
4,650,000		Petro-Canada, Bond, 5.350%, 07/15/2033	5,222,122
220,000		Petro-Canada, Deb., 7.000%, 11/15/2028	282,713
1,000,000		Petroleos Mexicanos, 6.500%, 06/02/2041	977,400
4,180,000		Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	4,422,440
2,350,000		Shell International Finance, Sr. Unsecd. Note, 2.875%, 05/10/2026	2,288,766
660,000		Shell International Finance, Sr. Unsecd. Note, 4.000%, 05/10/2046	645,823
		TOTAL	25,735,362
		Energy - Midstream—2.1%
1,652,000		Columbia Pipeline Group, Sr. Unsecd. Note, 4.500%, 06/01/2025	1,756,352
1,000,000		Columbia Pipeline Group, Sr. Unsecd. Note, 5.800%, 06/01/2045	1,193,163
3,230,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	3,409,084
2,137,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 03/15/2045	2,091,392
2,475,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.75%, 2/15/2025	2,521,876
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	892,870
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.550%, 09/15/2040	2,842,247
1,190,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	1,326,940
1,525,000		MPLX LP, Sr. Unsecd. Note, 5.200%, 03/01/2047	1,563,380
2,150,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	2,098,250
2,300,000		Williams Partners LP, 4.900%, 01/15/2045	2,265,604
3,100,000		Williams Partners LP, 5.250%, 03/15/2020	3,357,319
		TOTAL	25,318,477
		Energy - Oil Field Services—0.4%
700,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	732,893
2,500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	2,556,250
1,350,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	1,387,125
210,000		Noble Drilling Corp., Sr. Note, 7.500%, 03/15/2019	220,763
114,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	114,171
		TOTAL	5,011,202
		Energy - Refining—0.7%
875,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 09/15/2024	870,862
720,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	817,601
1,665,000		Valero Energy Corp., 7.500%, 04/15/2032	2,126,343
3,870,000		Valero Energy Corp., 9.375%, 03/15/2019	4,432,424
		TOTAL	8,247,230
		Financial Institution - Banking—11.5%
2,000,000		Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	1,995,208
3,000,000		BB&T Corp., Series MTN, 2.45%, 1/15/2020	3,038,592
2,445,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	2,464,460
3,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.000%, 01/11/2018	3,014,508
6,395,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 01/05/2021	7,154,042
2,230,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 01/20/2028	2,250,101
1,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 04/01/2024	1,929,396
8,400,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.625%, 07/01/2020	9,261,974

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,100,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	$2,111,250
4,750,000	[6]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	4,998,667
1,730,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 11/21/2018	1,735,657
5,500,000		Capital One Bank, Sub. Note, 3.375%, 02/15/2023	5,534,567
1,200,000		Capital One Financial Corp., Sr. Sub. Note, 4.200%, 10/29/2025	1,222,080
990,000		Citigroup, Inc., 4.125%, 7/25/2028	983,466
2,800,000		Citigroup, Inc., 4.300%, 11/20/2026	2,855,474
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 08/09/2020	4,377,704
1,910,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	1,871,651
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 01/14/2022	1,070,500
3,500,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	3,601,476
1,450,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	1,583,229
1,000,000		Comerica, Inc., 3.800%, 07/22/2026	1,001,404
2,625,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,551,791
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	3,545,676
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	5,339,351
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 02/15/2034	2,541,683
1,680,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,933,907
870,000		JPMorgan Chase & Co., Sub. Deb., 8.000%, 04/29/2027	1,139,931
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	744,615
7,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	7,654,252
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.571%, 12/01/2021	3,885,562
3,280,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	4,225,608
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 07/24/2020	2,194,666
4,240,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 04/01/2018	4,459,255
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,552,943
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 04/23/2027	1,498,722
4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	4,485,352
8,030,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	8,041,122
2,000,000		PNC Bank, N.A., Series MTN, 2.150%, 04/29/2021	1,984,376
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 2.613%, 03/29/2049	500,000
3,564,854	[1,5]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	1,713,162
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.2%, 02/08/2021	907,699
2,700,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 09/26/2018	2,730,186
2,300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 01/24/2023	2,310,677
1,655,000		Wells Fargo & Co., Sub. Note, Series GMTN, 4.900%, 11/17/2045	1,768,073
3,550,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	3,785,024
		TOTAL	135,549,039
		Financial Institution - Broker/Asset Mgr/Exchange—2.2%
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	2,760,073
4,255,000	[1,2]	FMR LLC, Bond, Series 144A, 7.570%, 06/15/2029	5,526,122
590,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	605,879
2,250,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 01/15/2027	2,310,966
2,615,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 01/20/2023	2,785,932
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	1,747,434
1,294,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	1,449,805
2,990,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.600%, 08/15/2019	3,419,848
805,000		Stifel Financial Corp., 4.25%, 7/18/2024	815,886
1,170,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	1,182,930

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$2,400,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/01/2025	$2,460,859
975,000	[1,2]	TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	1,005,993
		TOTAL	26,071,727
		Financial Institution - Finance Companies—1.9%
1,010,000		AerCap Ireland Capital Lt, Sr. Unsecd. Note, 3.500%, 05/26/2022	1,027,281
2,150,000		CBOE Holdings Inc., Sr. Unsecd. Note, 3.650%, 01/12/2027	2,178,664
783,000		Discover Bank, Sub. Note, Series BKNT, 8.700%, 11/18/2019	891,824
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	2,572,545
2,236,000		GE Capital International, Sr. Unsecd. Note, 3.373%, 11/15/2025	2,306,606
5,606,000		GE Capital International, Sr. Unsecd. Note, 4.418%, 11/15/2035	6,012,996
3,072,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 01/15/2021	3,482,388
1,500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,517,849
2,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 01/14/2020	2,176,972
		TOTAL	22,167,125
		Financial Institution - Insurance - Health—0.8%
2,010,000		Aetna, Inc., Sr. Unsecd. Note, 3.2%, 06/15/2026	2,031,205
1,310,000		Aetna, Inc., Sr. Unsecd. Note, 4.375%, 06/15/2046	1,330,499
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.100%, 03/15/2026	1,998,494
1,685,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	1,766,947
1,145,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 07/15/2045	1,293,654
740,000		Wellpoint, Inc., 5.850%, 01/15/2036	866,384
		TOTAL	9,287,183
		Financial Institution - Insurance - Life—2.1%
2,750,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	3,827,313
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	3,005,850
1,720,000		Lincoln National Corp., Sr. Note, 7.000%, 06/15/2040	2,248,315
700,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/01/2041	812,704
2,360,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 06/01/2039	3,693,758
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	1,557,500
700,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.750%, 11/15/2039	949,829
4,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.600%, 09/15/2033	4,885,848
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	1,258,455
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/01/2037	2,008,752
		TOTAL	24,248,324
		Financial Institution - Insurance - P&C—1.2%
1,210,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	1,217,007
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 08/15/2020	1,024,922
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	792,162
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 04/15/2042	1,242,622
850,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.000%, 06/01/2021	924,462
2,880,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 08/01/2044	2,952,585
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	5,324,805
1,000,000	[1,2]	USF&G Corp., Series 144A, 8.312%, 07/01/2046	1,300,788
		TOTAL	14,779,353
		Financial Institution - REIT - Apartment—0.6%
2,000,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	2,042,908
2,160,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	2,152,865
920,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	982,922

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Apartment—continued
$1,600,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 09/01/2026	$1,506,435
		TOTAL	6,685,130
		Financial Institution - REIT - Healthcare—0.4%
1,250,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 06/01/2025	1,285,484
500,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	519,121
1,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	1,109,163
2,300,000		Healthcare Trust of America, 3.700%, 04/15/2023	2,305,897
		TOTAL	5,219,665
		Financial Institution - REIT - Office—0.3%
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	1,487,570
1,570,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 01/15/2028	1,585,813
		TOTAL	3,073,383
		Financial Institution - REIT - Other—0.4%
2,285,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	2,306,017
1,890,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	1,958,851
		TOTAL	4,264,868
		Financial Institution - REIT - Retail—0.9%
2,600,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	2,666,940
380,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	385,867
500,000		Realty Income Corp., Sr. Unsecd. Note, 6.750%, 08/15/2019	556,466
1,700,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	1,831,133
1,860,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 09/01/2026	1,777,109
2,300,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/01/2023	2,355,188
1,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	1,104,559
		TOTAL	10,677,262
		Industrial Machinery—0.2%
2,300,000	[1,2]	Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.250%, 03/01/2027	2,318,384
		Municipal Services—0.4%
1,798,757	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	1,992,969
2,865,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/01/2050	3,095,002
		TOTAL	5,087,971
		Sovereign—0.1%
1,100,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	1,181,433
		Technology—3.6%
2,840,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	2,868,829
1,470,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	1,520,120
920,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	956,490
2,460,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 01/15/2027	2,482,172
1,400,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	1,416,526
1,250,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 6.02%, 06/15/2026	1,380,758
1,565,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 8.350%, 07/15/2046	2,048,317
1,620,000		Equifax, Inc., Sr. Unsecd. Note, 3.250%, 06/01/2026	1,583,987
2,000,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	2,032,998
1,265,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	1,300,295
2,500,000		Fiserv, Inc., Sr. Unsecd. Note, 3.85%, 6/01/2025	2,584,338
1,565,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 06/15/2025	1,655,542
1,240,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series WI, 3.600%, 10/15/2020	1,272,955
1,030,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,073,673
2,540,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	2,534,780

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,625,000		Intel Corp., Sr. Unsecd. Note, 4.900%, 7/29/2045	$1,856,564
3,325,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	3,340,727
1,000,000		Microsoft Corporation, Sr. Unsecd. Note, 2.40%, 08/08/2026	951,337
1,290,000		Microsoft Corporation, Sr. Unsecd. Note, 3.70%, 08/08/2046	1,224,554
2,100,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 4/15/2025	2,101,533
975,000		SAIC, Inc., Company Guarantee, 5.95%, 12/01/2040	943,120
445,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	480,379
1,380,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	1,443,814
2,490,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	2,769,423
200,000		Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	205,740
		TOTAL	42,028,971
		Transportation - Airlines—0.2%
1,995,000		Southwest Airlines Co., Deb., 7.375%, 03/01/2027	2,560,317
		Transportation - Railroads—0.7%
3,095,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	3,824,488
572,669		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	622,408
2,265,000		Canadian Pacific Railway, Sr. Unsecd. Note, 2.900%, 02/01/2025	2,245,519
1,325,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 05/15/2023	1,297,643
810,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/01/2055	759,652
		TOTAL	8,749,710
		Transportation - Services—1.2%
1,580,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,625,062
4,440,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 03/15/2042	5,029,894
3,300,000	[1,2]	Penske Truck Leasing Co., Sr. Unsecd. Note, Series 144A, 3.400%, 11/15/2026	3,208,138
950,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	954,343
1,750,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	1,767,593
925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.500%, 03/01/2018	932,680
1,200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/01/2017	1,206,439
		TOTAL	14,724,149
		Utility - Electric—3.8%
990,000		Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	1,005,632
300,000		Avista Corp., 1st Mtg. Bond, 5.950%, 06/01/2018	314,417
347,507		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.850%, 06/01/2034	116,849
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,731,991
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.150%, 09/15/2017	1,208,367
1,233,000		Consolidated Edison Co., 4.625%, 12/01/2054	1,330,220
400,000		Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 09/01/2021	387,328
1,210,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 09/01/2026	1,139,192
1,330,000		Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 09/01/2046	1,230,375
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 08/15/2038	133,162
5,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	4,868,750
840,000		Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 06/15/2026	830,944
1,280,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 06/15/2046	1,323,995
4,100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	4,299,026
900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.750%, 10/01/2041	875,294
1,320,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 2.100%, 10/04/2021	1,283,527
2,350,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/04/2026	2,220,200
1,055,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	1,127,049
381,325	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	384,697

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$3,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.950%, 05/15/2037	$3,808,124
1,645,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	1,877,598
3,100,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	3,123,535
1,500,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	1,538,904
850,000		PSEG Power LLC, Sr. Unsecd. Note, 4.150%, 09/15/2021	896,089
200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.500%, 11/01/2018	215,427
3,185,000		Southern Co., Sr. Unsecd. Note, 3.25%, 07/01/2026	3,106,404
2,000,000		Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.75%, 10/01/2026	1,915,872
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	2,533,062
		TOTAL	44,826,030
		Utility - Natural Gas—1.3%
195,000		Atmos Energy Corp., 8.500%, 03/15/2019	220,242
3,080,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	3,090,466
2,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	2,589,374
2,425,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/01/2021	2,575,469
2,700,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	2,779,696
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,602,120
2,230,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2024	2,217,485
		TOTAL	15,074,852
		Utility - Natural Gas Distributor—0.1%
815,000		Southern Co., Gas Capital, Sr. Unsecd. Note, 3.95%, 10/01/2046	772,267
		TOTAL CORPORATE BONDS (IDENTIFIED COST $816,379,531)	841,916,603
		MORTGAGE-BACKED SECURITIES—0.0%
1,297		Federal Home Loan Mortgage Corp., Pool C00702, 6.000%, 1/1/2029	1,453
1,425		Federal Home Loan Mortgage Corp., Pool C00748, 6.000%, 4/1/2029	1,601
460		Federal Home Loan Mortgage Corp., Pool C20263, 6.000%, 1/1/2029	522
1,209		Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	1,378
9		Federal National Mortgage Association, Pool 313324, 9.000%, 6/1/2017	9
2,162		Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	2,508
1,828		Federal National Mortgage Association, Pool 421223, 7.000%, 5/1/2028	2,090
15,221		Federal National Mortgage Association, Pool 439947, 6.500%, 11/1/2028	17,271
8,021		Federal National Mortgage Association, Pool 489867, 6.500%, 3/1/2029	9,114
1,702		Government National Mortgage Association, Pool 449491, 7.500%, 12/15/2027	1,989
908		Government National Mortgage Association, Pool 486467, 7.000%, 30 Year, 8/15/2028	1,056
2,881		Government National Mortgage Association, Pool 780339, 8.000%, 30 Year, 12/15/2023	3,255
17		Government National Mortgage Association, Pool 780340, 9.000%, 30 Year, 11/15/2017	17
1,849		Government National Mortgage Association, Pool 780373, 7.000%, 12/15/2023	2,059
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $39,007)	44,322
		MUNICIPAL BONDS—0.5%
		Municipal Services—0.5%
4,720,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 01/01/2042	4,025,688
1,710,000		Tampa, FL Sports Authority, 8.020% Bonds (GTD by National Public Finance Guarantee Corporation), 10/01/2026	1,966,244
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,452,230)	5,991,932
		COMMON STOCK—0.0%
		Energy - Refining—0.0%
20,487	[3,5]	MLR Petroleum LLC (IDENTIFIED COST $7,061)	615

Principal Amount or Shares			Value
		PREFERRED STOCKS—0.5%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
130,000	[3,4,5]	Lehman Brothers Holdings, Pfd., Series D, 5.670%	$1,300
		Financial Institution - REIT - Other—0.5%
80,000		ProLogis, Inc., Cumulative REIT Perpetual Pfd. Stock, Series Q, $4.27, Annual Dividend	5,500,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,501,300
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
174,367		Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.500%, 10/15/2025 (IDENTIFIED COST $171,024)	187,422
		INVESTMENT COMPANIES—27.0%[7]
6,066,095		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.87%[8]	6,067,915
48,500,424		High Yield Bond Portfolio	312,342,733
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $400,287,063)	318,410,648
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $1,227,321,206)[9]	1,172,052,842
		OTHER ASSETS AND LIABILITIES - NET—0.7%[10]	8,464,388
		TOTAL NET ASSETS—100%	$1,180,517,230
At February 28, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[3]United States Treasury Long Bond Short Futures	85	$12,890,781	June 2017	$(113,746)
[3]United States Treasury Notes 10-Year Short Futures	300	$37,373,438	June 2017	$(128,793)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(242,539)
The average notional value of short futures contracts held by the Fund throughout the period was $50,182,578. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2017, these restricted securities amounted to $136,386,205, which represented 11.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2017, these liquid restricted securities amounted to $131,697,275, which represented 11.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at February 28, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/05/2020	3/24/2010	$2,800,000	$2,975,768
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$3,485,643	$1,713,162
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
7	Affiliated holdings.

Transactions involving the affiliated holdings during the period ended February 28, 2017, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2016	—	53,228,834	53,228,834
Purchases/Additions	57,535,870	—	57,535,870
Sales/Reductions	(51,469,775)	(4,728,410)	56,198,185
Balance of Shares Held 2/28/2017	6,066,095	48,500,424	54,566,519
Value	$6,067,915	$312,342,733	$318,410,648
Dividend Income	$19,615	$4,895,171	$4,914,786
8	7-day net yield.
9	At February 28, 2017, the cost of investments for federal tax purposes was $1,227,321,206. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $51,140,593. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $44,586,798 and net unrealized depreciation from investments for those securities having an excess of cost over value of $95,727,391.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated investment companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$840,203,441	$1,713,162	$841,916,603
Mortgage-Backed Securities	—	44,322	—	44,322
Municipal Bonds	—	5,991,932	—	5,991,932
Collateralized Mortgage Obligations	—	187,422	—	187,422
Equity Securities:
Common Stock
International	—	—	615	615
Preferred Stocks
Domestic	5,500,000	—	1,300[1]	5,501,300
Investment Companies[2]	6,067,915	—	—	318,410,648
TOTAL SECURITIES	$11,567,915	$846,427,117	$1,715,077	$1,172,052,842
Other Financial Instruments[3]
Assets	$—	$—	$—	$—
Liabilities	(242,539)	—	—	(242,539)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(242,539)	$—	$—	$(242,539)
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Company valued at $312,342,733 is measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
3	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:
GO	—General Obligation
GTD	—Guaranteed
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017